Financial Assets at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets at Amortised Cost [Abstract]
Table of Loans and Advances to Financial Institutions

	December 31, 2020	December 31, 2019
Loans and advances to financial institutions	2,337,748	7,076,612
Allowances for loan losses	(582,550)	(174,380)

TOTAL	1,755,198	6,902,232

Table of Loans and Advances to Customers

	December 31, 2020	December 31, 2019
Credit Cards	114,535,142	98,110,800
Consumer loans	28,120,635	32,122,283
Commercial papers	19,117,168	16,794,614
Overdrafts	17,411,178	19,600,558
Real estate mortgage	16,745,745	19,265,842
Loans for the prefinancing and financing of exports	15,979,854	24,908,414
Notes	14,702,105	15,466,297
Pledge loans	11,412,208	11,785,802
Loans to employees	2,131,958	2,333,951
Receivables from financial leases	1,867,439	2,572,772
Other financing	48,301,667	31,299,660

Allowances for loan losses	(12,501,302)	(15,536,909)

TOTAL	277,823,797	258,724,084

Summary of maturity analysis of finance lease payments receivable

	December 31, 2020		December 31, 2019
	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments
Term
Up to 1 year	1,102,020	744,854	1,300,410	1,296,284
From 1 to 5 years	1,571,289	1,122,585	1,280,469	1,276,488

TOTAL	2,673,309	1,867,439	2,580,879	2,572,772

Principal		1,810,335		2,539,791
Interest accrued		57,104		32,981

TOTAL		1,867,439		2,572,772

Table of Reverse Repurchase Agreements

	December 31, 2020	December 31, 2019
BCRA repos	49,187,908	—
Allowances for loan losses	(500,941)	—

TOTAL	48,686,967	—

Table of Other Financial Assets

	December 31, 2020	December 31, 2019
Financial assets pledged as collateral	10,972,890	8,057,680
Other receivables	8,776,296	6,483,728
Receivable from financial institution for spot transactions pending settlement	1,114,396	345,148
Receivable from non-financial institution for spot transactions pending settlement	104,249	37,818
Others	137,905	219,741

Allowances for loan losses	(264,371)	(308,153)

TOTAL	20,841,365	14,835,962